CERTAIN BALANCE SHEET COMPONENTS (Details 4) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation	$ 1,077	$ 941	$ 770
Accrued clinical and manufacturing expenses	685	617	458
Accrued professional and consulting services	49	51	470
Other liabilities, current portion	6	493	64
Total other accrued liabilities, current portion	1,817	2,102	1,762
Other liabilities, noncurrent portion			670
Total current and noncurrent other accrued liabilities	$ 1,817	$ 2,102	$ 2,432